Commitments and Contingent Liabilities - Commitments for Purchases of Property, Plant and Equipment and Other Commitments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of contingent liabilities [abstract]
Commitments for purchases of property, plant and equipment and other commitments	¥ 108,440	¥ 107,865